The Amended TARP	12 Months Ended
Dec. 31, 2012
The Amended TARP [Abstract]
The Amended TARP

(12)   The Amended TARP

On December 31, 2008 as part of the Treasury’s Capital Purchase Program (“TARP”), the Company entered into a Letter Agreement and Securities Purchase Agreement with the Treasury, pursuant to which the Company sold 80,347 shares of our Fixed-Rate Cumulative Perpetual Preferred Stock, Series C, no par value per share, having a liquidation preference of $1,000 per share (the “Series C Preferred”) and a warrant (the “Warrant”) to purchase 53,035 shares of our Common Stock at an initial exercise price of $227.25 per share, subject to certain anti-dilution and other adjustments, for an aggregate purchase price of $80.3 million in cash.

On August 12, 2010 the Company and Treasury executed the Exchange Agreement, which provided for (i) the exchange of 80,347 shares of Series C Preferred for 80,347 shares of a newly-created Series C-1 preferred stock (“Series C-1 Preferred”) with a liquidation preference of $1,000, (ii) the conversion of the Series C-1 Preferred at a discounted conversion value of $6,500 per share into 2,089,022 shares of Common Stock at a conversion price of $10.00 per share, and (iii) the amendment of the terms of the Warrant to provide for the purchase of up to 53,035 shares of Common Stock at an exercise price of $10.00 per share for a ten-year term following the issuance of the amended warrant to the Treasury (the “Amended TARP Warrant”). The Company and the Treasury consummated the transactions contemplated by the Exchange Agreement on September 30, 2010.

As a result of the Capital Raise, which closed on September 27, 2012, and the shares not being excluded from the operation of the anti-dilution provisions, the Warrants were adjusted to 757,643 shares of our Common Stock and the exercise price to purchase such shares was adjusted to $0.70 per share.

The Amended TARP Warrant may be exercised at any time on or before September 29, 2020 by surrender of the Amended TARP Warrant and a completed notice of exercise attached as an annex to the Amended TARP Warrant and the payment of the exercise price for the shares of Common Stock for which the Amended TARP Warrant is being exercised. The exercise price may be paid either by the withholding by the Company of such number of shares of Common Stock issuable upon exercise of the Amended TARP Warrant equal to the value of the aggregate exercise price of the Amended TARP Warrant determined by reference to the market price of our Common Stock on the trading day on which the Amended TARP Warrant is exercised or, if agreed to by us and the Amended TARP Warrant holder, by the payment of cash equal to the aggregate exercise price. The Amended TARP Warrant and all rights under the Amended TARP Warrant are transferable and assignable.